As filed with the U.S. Securities and Exchange Commission on November 14, 2019

1933 Act Registration File No.: 333-227298
1940 Act File No.: 811-23377

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No. ___	☐
Post‑Effective Amendment No. 13	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 14	☒

TIDAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)

898 North Broadway, Suite 2
Massapequa, New York 11758
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (844) 986-7676

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)
Copies to:

Eric W. Falkeis Tidal ETF Services LLC 898 North Broadway, Suite 2 Massapequa, New York 11758	Christopher M. Cahlamer Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202
Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 22, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
EXPLANATORY NOTE
The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 9 (the “Amendment”) to its Registration Statement (filed on August 19, 2019) until November 22, 2019.  Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post‑Effective Amendment No. 13 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on November 14, 2019.
Tidal ETF Trust
By: /s/ Eric W. Falkeis
Eric W. Falkeis
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 13 to its Registration Statement has been signed below by the following persons in the capacities indicated on November 14, 2019.

Signature	Title

/s/ Eric W. Falkeis	President (principal executive officer), Trustee, Chairman, and Secretary
Eric W. Falkeis

*/s/ Dusko Culafic	Trustee
Dusko Culafic

*/s/ Mark H. W. Baltimore	Trustee
Mark H. W. Baltimore

*/s/ Ian C. Carroll	Trustee
Ian Carroll

*/s/ Eduardo Mendoza	Trustee
Eduardo Mendoza

/s/ Daniel H. Carlson	Treasurer (principal financial officer and principal accounting officer)
Daniel H. Carlson

*By:/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney-in-Fact pursuant to Powers of Attorney previously filed